CONSOLIDATED BALANCE SHEET (Parenthetical)	Dec. 31, 2016 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value | $ / shares	$ 0.001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued	1
Preferred stock, shares outstanding	1
Common stock, par value | $ / shares	$ 0.001
Common stock, shares authorized	40,000,000
Common stock, shares issued	4,000,000
Common stock, shares outstanding	4,000,000